Early Redelivery Income, Net (Tables)	12 Months Ended
Dec. 31, 2015
Early Redelivery Income Net
Early redelivery Income, Net

			Year Ended
			December 31,
Company		Date	2013	2014	2015
Soffive	(a)	April 22, 2013	2,965	-	-
Avstes	(b)	May 3, 2013	2,304	-	-
Kerasies	(c)	May 16, 2013	1,781	-	-
Other minor early redeliveries		Various	-	(532)	-
Total			$7,050	$(532)	$-